Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Income Tax Benefit Reconcilliation

The benefit for income taxes differs from the amount computed at federal statutory rates as follows for the years ended December 31:

	2013	2012
Federal income tax at statutory rates	$(1,152,292)	$(1,039,665)
State income tax at statutory rates	(108,575)	(97,234)
Research and development credits	(161,935)	(67,011)
Change in valuation allowance	1,389,156	1,165,081
Other	33,646	38,829

	$—	$—

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred income tax assets (liabilities) are as follows as of December 31:

	2013	2012
Current:
Accruals and reserves	$140,274	$37,168
Non-qualified stock options and other	—	—
Change in valuation allowance	(140,274)	(37,168)

	$—	$—

Long-term:
Net operating loss carryforwards	$8,064,635	$6,952,741
Depreciation and amortization	(358)	271
Non-qualified stock options and other	70,605	69,072
Research and development credits	794,750	621,497
Valuation allowance	(8,929,632)	(7,643,581)

	$—	$—